Gallery Trust

Mondrian International Value

Equity Fund

January 31, 2025

(Unaudited)

Schedule of Investments

COMMON STOCK — 99.2%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.4%
Aurizon Holdings Ltd	5,995,663	$12,134,172
Total Australia		12,134,172

AUSTRIA — 1.3%
ANDRITZ	201,127	11,387,940
Total Austria		11,387,940

FRANCE — 11.9%
Bouygues SA	632,176	20,094,561
Carrefour	498,842	7,107,183
Kering SA	51,222	13,409,295
Pernod Ricard SA	156,425	17,865,153
Sanofi SA	218,438	23,740,238
Vinci SA	190,148	20,576,423
Total France		102,792,853

GERMANY — 9.1%
Allianz SE	88,026	28,702,258
Continental AG	153,565	10,914,327
Deutsche Post	537,780	19,361,558
Evonik Industries AG	1,015,215	19,063,545
Total Germany		78,041,688

HONG KONG — 5.1%
CK Hutchison Holdings Ltd	3,267,500	16,454,132
Jardine Matheson Holdings Ltd	325,115	13,095,811
WH Group Ltd	17,929,139	13,986,426
Total Hong Kong		43,536,369

ITALY — 6.5%
Enel SpA	3,675,514	26,124,362
Eni SpA	480,119	6,759,311
Snam SpA	5,028,580	23,254,398
Total Italy		56,138,071

Gallery Trust

Mondrian International Value

Equity Fund

January 31, 2025

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN — 25.2%
FUJIFILM Holdings Corp	1,034,900	$22,799,984
Fujitsu Ltd	1,357,600	26,255,660
Hitachi Ltd	458,900	11,536,948
Honda Motor Co Ltd	1,321,800	12,511,041
Kao Corp	95,200	3,774,905
KDDI Corp	508,100	16,927,862
Kyocera Corp	551,600	5,725,494
MINEBEA MITSUMI	783,800	12,578,967
Mitsubishi Electric Corp	619,100	10,147,647
Nippon Telegraph & Telephone Corp	13,234,200	13,028,418
Panasonic Holdings	1,492,500	15,229,056
Secom Co Ltd	440,400	14,819,970
Sompo Holdings	134,600	3,753,465
Sony Corp Group	1,239,200	27,348,330
Sumitomo Metal Mining	207,400	4,736,203
Toyota Industries Corp	192,500	16,061,634
Total Japan		217,235,584

NETHERLANDS — 3.0%
Koninklijke Ahold Delhaize NV	192,398	6,818,109
Koninklijke Philips NV *	680,743	18,762,781
Total Netherlands		25,580,890

SINGAPORE — 5.2%
Singapore Telecommunications Ltd	7,009,502	17,126,761
United Overseas Bank Ltd	1,020,640	28,057,042
Total Singapore		45,183,803

SPAIN — 3.4%
Banco Santander SA	5,674,786	29,080,424
Total Spain		29,080,424

SWITZERLAND — 4.8%
Nestle SA	316,511	26,884,645
Novartis AG	37,983	3,975,940
Roche Holding AG	34,023	10,695,878
Total Switzerland		41,556,463

Gallery Trust

Mondrian International Value

Equity Fund

January 31, 2025

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 22.3%
Associated British Foods PLC	494,794	$11,610,078
BP PLC	2,807,220	14,522,518
British American Tobacco PLC	608,488	24,142,253
GSK PLC	1,466,480	25,545,384
Imperial Brands PLC	388,707	13,110,124
Kingfisher PLC	3,299,404	10,023,644
Lloyds Banking Group PLC	41,360,186	31,800,297
Shell PLC	514,628	16,897,613
SSE PLC	1,242,743	25,035,618
WPP PLC	2,057,920	19,562,830
Total United Kingdom		192,250,359

Total Common Stock
(Cost $811,009,989)		854,918,616
Total Value of Securities — 99.2%
(Cost $811,009,989)		$854,918,616

Percentages are based on Net Assets of $862,033,939.

*	Non-income producing security.

Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1800

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

January 31, 2025

(Unaudited)

Schedule of Investments

COMMON STOCK — 93.4%
	Number of Shares	Value (U.S. $)
BRAZIL — 6.9%
Ambev SA	117,900	$224,743
Hypera SA	67,500	211,484
Itau Unibanco Holding SA Sponsored ADR	13,827	80,197
Petroleo Brasileiro ADR	34,706	493,172
Vale Sponsored ADR Class B	41,115	381,958
Total Brazil		1,391,554

CANADA — 1.4%
Barrick Gold Corp US	17,448	285,624
Total Canada		285,624

CHILE — 0.7%
Sociedad Quimica y Minera de Chile Sponsored ADR	3,777	149,343
Total Chile		149,343

CHINA — 28.2%
Alibaba Group Holding Ltd	87,384	1,071,894
Autohome Inc Sponsored ADR	10,742	300,991
Baidu Inc Sponsored ADR *	1,995	180,747
Beijing-Shanghai High Speed Railway Class A	311,200	245,258
China Medical System Holdings Ltd	108,000	97,481
China Tower Class H	2,828,000	407,353
CSPC Pharmaceutical Group Ltd	529,520	305,257
Gree Electric Appliances Inc Class A	31,596	195,980
Guangdong Investment Ltd	364,000	275,559
Midea Group Co Ltd Class A	18,303	186,751
PetroChina Class H	450,000	344,044
Ping An Insurance Group Co of China Ltd Class H	67,000	377,256
Sinotruk Hong Kong Ltd	80,500	234,612
Tencent Holdings Ltd	14,400	757,659
Tingyi Cayman Islands Holding Corp Class H	136,000	207,351
Wuliangye Yibin Class A	9,100	160,484
Yum China Holdings Inc	7,303	337,764
Total China		5,686,441

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

January 31, 2025

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
FINLAND — 1.6%
Metso Corp	31,889	$316,521
Total Finland		316,521

HONG KONG — 1.2%
WH Group Ltd	307,728	240,057
Total Hong Kong		240,057

INDIA — 8.4%
Axis Bank Ltd	45,076	510,736
HDFC Bank Ltd	32,823	642,457
HDFC Bank Ltd Sponsored ADR	2,633	159,665
Indus Towers Ltd *	92,657	369,784
Total India		1,682,642

INDONESIA — 3.9%
Bank Rakyat Indonesia Persero Tbk PT	1,969,439	508,563
Telkom Indonesia Persero Tbk PT	1,728,700	278,406
Total Indonesia		786,969

KAZAKHSTAN — 0.6%
Kaspi.KZ JSC ADR	1,174	111,647
Total Kazakhstan		111,647

MALAYSIA — 1.9%
Malayan Banking Bhd	168,200	389,947
Total Malaysia		389,947

MEXICO — 4.8%
Grupo Aeroportuario Pacifico Class B	18,931	349,368
Grupo Financiero Banorte SAB de CV Sponsored Class O	47,753	331,473
Wal-Mart de Mexico SAB de CV	112,999	294,358
Total Mexico		975,199

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

January 31, 2025

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
PERU — 1.4%
Credicorp Ltd	1,545	$282,889
Total Peru		282,889

PHILIPPINES — 1.2%
BDO Unibank	105,170	247,585
Total Philippines		247,585

PORTUGAL — 1.8%
Jeronimo Martins SGPS	18,146	358,609
Total Portugal		358,609

SAUDI ARABIA — 5.2%
Saudi Arabian Oil Co	50,111	370,813
Saudi National Bank	40,934	372,854
Saudi Telecom Co	25,827	299,290
Total Saudi Arabia		1,042,957

SOUTH KOREA — 7.9%
Kia Corp	4,668	325,723
KT Corp ADR	9,173	158,968
LG Chem Ltd	468	75,903
Samsung Electronics Co Ltd	9,066	323,780
Samsung Fire & Marine Insurance Co Ltd	631	164,689
Shinhan Financial Group Co Ltd	15,321	533,689
Total South Korea		1,582,752

TAIWAN — 11.9%
Lite-On Technology Corp	112,000	366,548
Taiwan Semiconductor Manufacturing Co Ltd	61,000	2,035,759
Total Taiwan		2,402,307

UNITED ARAB EMIRATES — 3.5%
Adnoc Gas Plc	348,506	322,500
First Abu Dhabi Bank PJSC	93,888	371,399
Total United Arab Emirates		693,899

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

January 31, 2025

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 0.9%
Mondi PLC	11,385	$177,215
Total United Kingdom		177,215

Total Common Stock
(Cost $18,002,132)		18,804,157

PREFERRED STOCK — 5.5%

BRAZIL — 1.2%
Itausa SA^	152,553	248,772

SOUTH KOREA — 4.3%
Hyundai Motor^	1,718	195,489
LG Chem Ltd^	646	61,482
Samsung Electronics Co Ltd^	20,469	600,775
		857,746
Total Preferred Stock
(Cost $1,382,011)		1,106,518
Total Value of Securities — 98.9%
(Cost $19,384,143)		$19,910,675

Percentages are based on Net Assets of $20,131,722.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1800

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

January 31, 2025

(Unaudited)

Schedule of Investments

COMMON STOCK — 99.7%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 3.4%
Aurizon Holdings Ltd	30,734	$62,200
Total Australia		62,200

CANADA — 7.2%
Enbridge Inc	1,261	54,532
South Bow Class W	3,279	78,469
Total Canada		133,001

CHILE — 3.0%
Enel Americas SA	625,163	56,251
Total Chile		56,251

CHINA — 8.4%
Guangdong Investment Ltd	104,000	78,731
Jiangsu Expressway Co Ltd Class H	68,000	75,717
Total China		154,448

FRANCE — 12.4%
Eiffage SA	905	80,850
Veolia Environnement SA	2,602	74,245
Vinci SA	686	74,234
Total France		229,329

HONG KONG — 0.0%
Guangdong Land Holdings *	20,072	515
Total Hong Kong		515

ITALY — 10.9%
Enav SpA	20,221	72,340
Enel SpA	11,002	78,199
Snam SpA	10,742	49,676
Total Italy		200,215

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

January 31, 2025

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MALAYSIA — 4.0%
Westports Holdings	71,200	$73,157
Total Malaysia		73,157

MEXICO — 3.1%
Promotora y Operadora de Infraestructura	6,119	56,947
Total Mexico		56,947

PORTUGAL — 3.2%
EDP Energias de Portugal SA	18,568	58,381
Total Portugal		58,381

SPAIN — 11.1%
Cellnex Telecom	2,220	74,355
Iberdrola SA	3,991	56,399
Redeia Corp SA	4,404	74,080
Total Spain		204,834

UNITED KINGDOM — 4.0%
SSE PLC	3,634	73,208
Total United Kingdom		73,208

UNITED STATES — 29.0%
American Tower REIT	400	73,980
CSX Corp	2,583	84,903
Edison International	1,246	67,284
Eversource Energy	1,238	71,408
HCA Healthcare Inc	222	73,240
Norfolk Southern Corp	283	72,250
Prologis Inc	760	90,630
Total United States		533,695

Total Common Stock
(Cost $1,880,366)		1,836,181
Total Value of Securities — 99.7%
(Cost $1,880,366)		$1,836,181

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

January 31, 2025

(Unaudited)

Percentages are based on Net Assets of $1,840,967.

*	Non-income producing security.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1800

Gallery Trust

Mondrian Global Equity

Value Fund

January 31, 2025

(Unaudited)

Schedule of Investments

COMMON STOCK — 97.1%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.1%
Aurizon Holdings Ltd	1,310,885	$2,653,001
Total Australia		2,653,001

BRAZIL — 0.7%
Hypera SA	552,700	1,731,665
Total Brazil		1,731,665

CHINA — 4.1%
Alibaba Group Holding Ltd	374,800	4,597,479
Midea Group Co Ltd Class A	247,055	2,520,779
Ping An Insurance Group Co of China Ltd Class H	241,000	1,356,995
Yum China Holdings Inc	41,829	1,934,591
Total China		10,409,844

FRANCE — 9.2%
Capgemini	20,314	3,691,381
Kering SA	17,540	4,591,758
Pernod Ricard SA	44,219	5,050,211
Sanofi SA	43,547	4,732,767
Vinci SA	48,532	5,251,777
Total France		23,317,894

GERMANY — 2.0%
Deutsche Post	143,246	5,157,250
Total Germany		5,157,250

INDIA — 1.4%
HDFC Bank Ltd	175,310	3,431,409
Total India		3,431,409

INDONESIA — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	10,499,100	2,711,154
Total Indonesia		2,711,154

Gallery Trust

Mondrian Global Equity

Value Fund

January 31, 2025

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY — 4.4%
Enel SpA	961,982	$6,837,456
Snam SpA	935,569	4,326,489
Total Italy		11,163,945

JAPAN — 10.2%
Fujitsu Ltd	214,100	4,140,643
MatsukiyoCocokara & Co	354,200	5,242,562
Sony Corp Group	320,500	7,073,224
Sundrug Co Ltd	181,300	4,906,404
Toyota Industries Corp	52,700	4,397,133
Total Japan		25,759,966

NETHERLANDS — 2.0%
Koninklijke Philips NV *	181,685	5,007,640
Total Netherlands		5,007,640

SOUTH KOREA — 0.3%
Samsung Electronics Co Ltd	20,767	741,667
Total South Korea		741,667

SWEDEN — 2.6%
Autoliv	66,647	6,442,099
Total Sweden		6,442,099

SWITZERLAND — 2.3%
Roche Holding AG	18,216	5,726,600
Total Switzerland		5,726,600

TAIWAN — 1.0%
Taiwan Semiconductor Manufacturing Co Ltd	77,000	2,569,729
Total Taiwan		2,569,729

UNITED KINGDOM — 6.9%
Associated British Foods PLC	185,140	4,344,211
British American Tobacco PLC	180,091	7,145,256

Gallery Trust

Mondrian Global Equity

Value Fund

January 31, 2025

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM (continued)
Lloyds Banking Group PLC	7,786,907	$5,987,061
Total United Kingdom		17,476,528

UNITED STATES — 47.8%
Alphabet Inc Class A	31,768	6,481,307
Bank of New York Mellon	42,974	3,692,756
CDW Corp	31,544	6,281,672
Charles Schwab Corp	89,929	7,438,927
CNH Industrial	368,629	4,747,942
Dollar Tree Inc *	47,444	3,480,017
DuPont de Nemours	75,460	5,795,328
Exxon Mobil Corp	32,302	3,450,823
HCA Healthcare Inc	16,146	5,326,727
Kenvue Inc	242,365	5,159,951
L3Harris Technologies Inc	28,289	5,997,551
Labcorp Holdings	19,567	4,887,837
McDonald's	18,197	5,253,474
Merck	50,709	5,011,063
Meta Platforms Inc Class A	10,222	7,044,798
Micron Technology Inc	11,764	1,073,347
Microsoft Corp	13,193	5,475,887
NNN REIT Class REIT	74,509	2,934,909
Prologis Inc	35,007	4,174,585
Sysco	78,466	5,721,741
Texas Instruments Inc	34,281	6,328,615
Thermo Fisher Scientific	4,018	2,401,759
UnitedHealth Group Inc	10,274	5,573,542
Wells Fargo & Co	85,321	6,723,295
Total United States		120,457,853

Total Common Stock
(Cost $218,280,283)		244,758,244

Gallery Trust

Mondrian Global Equity

Value Fund

January 31, 2025

(Unaudited)

PREFERRED STOCK — 1.7%
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 1.7%
Samsung Electronics Co Ltd^	149,489	4,387,574

Total Preferred Stock
(Cost $6,496,704)		4,387,574
Total Value of Securities — 98.8%
(Cost $224,776,987)		$249,145,818

Percentages are based on Net Assets of $252,087,448.

*	Non-income producing security.
^	There is currently no rate available.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1800